Basis Of Preparation And Significant Accounting Policies - Property and Equipment (Details)	Dec. 31, 2025
FLNGs
Property, Plant and Equipment [Line Items]
Useful lives	30 years
FLNG deferred drydocking expenditure
Property, Plant and Equipment [Line Items]
Useful lives	20 years
FLNG mooring equipment
Property, Plant and Equipment [Line Items]
Useful lives	8 years
Minimum | Office equipment and fittings
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Maximum | Office equipment and fittings
Property, Plant and Equipment [Line Items]
Useful lives	6 years